Financial assets and other receivables - Factoring of trade receivables (Details) € in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 02, 2020 EUR (€)	Feb. 28, 2022 EUR (€) customer	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of financial assets [line items]
Repaid			$ 919,932	$ 671,467	$ 235,296
Borrowings			77,833	98,967
Finance costs			61,015	149,189	$ 66,968
Factoring of receivables
Disclosure of financial assets [line items]
Upfront Cash Consideration			895,264	659,083
Cash consideration advanced for the financing facility | €	€ 60,000
Percentage of accounts receivable	10.00%
Repaid			918,070	640,168
Borrowings			60,976	93,090
Bad debt losses | €	€ 5,000
Accounts receivables			80,112	115,684
Finance costs			$ 3,426	$ 3,202
Number of preapproved customer | customer		9
Prefinanced receivables		100.00%
Receivable service fee		0.25%
Financing closing fees		0.25%
Annual renewal fee percentage		0.25%
Grace period		30 days
Factoring of receivables | Minimum
Disclosure of financial assets [line items]
Percentage of annual agent fee	0.18%
Factoring of receivables | Maximum
Disclosure of financial assets [line items]
Percentage of annual agent fee	0.25%
Factoring of receivables | EURIBOR.
Disclosure of financial assets [line items]
Percentage of financing commission	1.00%
Financing cost percentage		1.00%
Late payment interest percentage		15.00%
Factoring of receivables | Ferroglobe Finance Company, PLC [Member]
Disclosure of financial assets [line items]
Cash consideration advanced for the financing facility | €		€ 30,000